Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Short-Term Debt [Line Items]
Convertible promissory notes
Note 7—Convertible promissory notes
On various dates beginning on December 11, 2023 through September 18, 2024, the Company completed a private placement in which the Company issued Convertible Promissory Notes (the “Notes”) with various entities at various amounts for an aggregate of $31,253,000. The Notes bear interest at a rate of twenty percent (20%) per annum and mature on the second anniversary of the issuance date. In addition, the investors in the private placement also received common stock purchase warrants (the “2024 Warrants”) in the event they subscribe to purchase Notes in the aggregate principal amount of more than $
4.0
 million or more, with such number of 2024 Warrants being equal to
50
% of the aggregate principal amount of the Note purchased divided by $
0.68
(see note 8). The 2024 Warrants related to these Notes have an exercise price of $1.02 per share and expire three years from the date of issuance.
The Notes are convertible into New Securities (as defined in the Notes) upon the following: (i) automatic conversion upon an initial public offering (“Mandatory Conversion 1”), (ii) automatic conversion upon the occurrence of a de-SPAC
transaction (“Mandatory Conversion 2”), (iii) automatic conversion upon the occurrence of a reverse public merger transaction (”Specified Merger Transaction”) at a conversion price equal to (a) the outstanding principal and interest of the Notes prior to conversion divided by (b) $0.68 (“Mandatory Conversion 3”), or (iv) optional new securities conversion upon a qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, as defined per the terms of the Notes.
The Holder has the option, at the occurrence of qualified equity financing, transaction, series of transactions, or merger other than an IPO, de-SPAC
transaction, or reverse public merger transaction, to convert the outstanding Notes into shares of common stock (“Optional Conversion”), or to receive a prepayment from the Company for the outstanding principal and interest remaining on the Notes (“Optional Redemption”).
Under an IPO or
de-SPAC
transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a “Make-Whole Amount” premium, defined in the Notes as additional interest to be incurred until the next period end date as defined in the Notes, divided by the common stock price per share at the time of the public offering (for IPO) or at closing (for de-SPAC
transaction). Under a reverse public merger transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Notes as additional interest to be incurred until the next period end date as defined in the Notes, divided by a conversion price equal to $0.68. Upon closing of the merger, the Notes were converted into shares of common stock.

The Company evaluated the terms of the Notes for embedded conversion features in accordance with
ASC 815-15-25
and determined that the conversion features meet the definition of an embedded derivative liability that is required to be bifurcated from the host instrument and measured at fair value, with subsequent changes in fair value recognized in the condensed consolidated statement of operations.
The 2024 Warrants were identified as freestanding financial instruments and determined to be indexed to the Company’s own stock. Further, the 2024 Warrants were not precluded from being classified within equity. As such, the proceeds received upon issuing the Notes were first allocated to the fair value of the bifurcated embedded derivative with the remainder allocated to the debt host instrument and 2024 Warrants (within additional paid in capital) on a relative fair value basis. Subsequent fair value measurement is not required as long as the instrument continues to be classified in equity. The Company determined that the fair value of the 2024 Warrants in connection with Notes issued as of September 30, 2024 amounted to $6,520,056 and recognized as a debt discount with an offset to additional paid in capital.
Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Notes. The Company recognized debt discount of $2,539,227 upon issuance of the Notes. There was a gain of $21,229 and a loss of $313,772 for the three and nine months ended September 30, 2024, due to the estimated change in fair value of the bifurcated embedded derivative liability.

(In the condensed consolidated statements of operations for the three and nine months ended September 30, 2024, and 2023 previously filed by the Company in a Form 8-K/A filed with the SEC on November 14, 2024, the $21,229 gain was inadvertently set forth in parentheses, and such parentheses have been removed herein.)

The related discount is amortized to interest expense over the term of the debt using the effective yield method. Amortization expense related to the debt discount totaled $668,838 and $
1,107,010
for the three and nine months ended September 30, 2024. Interest expense, inclusive of the debt discount amortization, on the Notes totaled $2,002,886 and $3,615,466 for the three and nine months ended September 30, 2024.

Note 7—Convertible promissory notes
On various dates beginning on December 11, 2023 through December 29, 2023, the Company entered into Convertible Promissory Note Agreements (the “Notes”) with various entities at various amounts for an aggregate of $2,685,000. The Notes bear interest at a rate of twenty percent (20%) per annum and mature on the second anniversary of the issuance date.
The Notes are convertible into New Securities (depending on the applicable conversion event) upon the following: (i) automatic conversion upon an initial public offering, (ii) automatic conversion upon the occurrence of a de-SPAC
transaction (reverse public merger), or (iii) optional new securities conversion upon a qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, as defined per the terms of the Note Agreement.
The Company has the right, at the occurrence of qualified equity financing, transaction, series of transactions, or merger other than an IPO or de-SPAC
transaction, to prepay all of the outstanding Notes (including the make-whole premium), although in lieu of prepayment, the holders have the right to convert the outstanding notes into shares of common stock (excluding the make-whole premium). Under an IPO or de-SPAC
transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Note Agreement as additional interest to be incurred until the next period end date as defined in the Note Agreement, divided by the common stock price per share at the time of the public offering (for IPO) or at closing (for de-SPAC
transaction).
The Company evaluated the embedded make-whole features in accordance with ASC
815-15-25.
The embedded make-whole features are not clearly and closely related to the debt host instrument and therefore have been separately measured at fair value, with subsequent changes in fair value recognized in the consolidated statement of operations.
The proceeds received upon issuing the Notes were first allocated to the fair value of the bifurcated embedded derivative with the remainder to the allocated to the debt host instrument. The Company recognized debt discount of $137,000 upon issuance of the Notes. The related discount is amortized to interest expense over the term of the debt using the effective yield method.
The embedded make-whole features are separately measured at fair value, using level
3 inputs, with changes in fair value recognized in current operations. Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Notes and as of December 31, 2023. The change in fair market value of the bifurcated embedded derivative liability from the date of issuance to December 31, 2023, was de minimis.